Quarterly Report
January 31, 2020
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.6%
Alabama - 2.9%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 2%, 11/01/2020	$405,000	$407,742
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3%, 11/01/2021	1,060,000	1,094,079
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	1,245,000	1,403,439
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,468,394
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,583,897
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,670,199
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Villas at Titusville II), “B”, 1.5%, 11/01/2022 (Put Date 5/01/2022)	3,000,000	3,017,910
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	16,091,617
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,288,677
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	4,099,388
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	5,000,000	5,674,500
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.093% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,480,804
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,377,228
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,600,135
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	9,880,000	10,863,060
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	11,014,500
		$76,135,569
Alaska - 0.5%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,437,212
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,265,496
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,629,498
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	3,104,611
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,138,360
		$12,575,177
Arizona - 1.8%
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2029	$895,000	$1,080,202
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,402,298
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,672,625
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,505,608
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,664,530
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,459,884
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,388,106
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,144,671
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,092,496
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	136,369
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	150,278
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	198,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	$200,000	$230,192
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	232,874
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	381,995
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	296,408
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,343,311
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	167,831
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	459,924
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	301,592
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	600,000	737,502
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	150,000	187,589
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 3%, 7/01/2020	250,000	250,935
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025	1,240,000	1,318,306
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,790,000	2,876,099
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	150,000	150,269
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,073,259
State of Arizona, COP, “A”, 5%, 10/01/2028	7,000,000	9,166,710
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,240,704
		$45,310,856
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$355,000
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	481,898
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	408,120
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,281,450
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2021	245,000	257,422
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	250,000	270,677
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	456,720
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	792,760
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	605,154
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,225,220
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,388,984
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,284,970
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	331,191
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,897,717
		$18,037,283
California - 4.1%
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	$1,250,000	$1,258,375
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	262,211
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	273,133
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,466,672
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,680,419
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,344,790
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,213,070
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.09%, 8/01/2023 (Put Date 5/01/2020)	8,920,000	8,920,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 1.17%, 11/01/2042 (Put Date 4/15/2020)	1,380,000	1,380,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-2”, 1.17%, 11/01/2042 (Put Date 4/15/2020)	$1,465,000	$1,465,264
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,365,000	1,436,567
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,544,600
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	401,590
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	429,678
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	351,594
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2021	750,000	776,985
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022	1,120,000	1,187,077
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023	1,245,000	1,346,530
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	195,000	199,070
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,455,871
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	496,359
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,425,000	1,469,617
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2020	550,000	563,222
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	323,420
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	959,825
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	1,865,000	2,061,664
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	1,865,000	2,134,437
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,142,950
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,667,911
Los Angeles, CA, Department of Water & Power, Water System Rev., “B-2”, 0.97%, 7/01/2035	6,700,000	6,700,000
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	792,247
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,789,865
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	765,427
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,275,876
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,258,565
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	508,270
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	3,535,000	3,586,682
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,748,665
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	300,079
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	752,395
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,014,920
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,523,096
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,009,201
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,438,776
State of California, 5%, 8/01/2026	3,490,000	4,391,327
State of California, 5%, 8/01/2027	5,750,000	6,889,765
State of California, “B”, FLR, 1.994% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,031,150
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,624,585
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,982,649
		$106,596,689
Colorado - 1.3%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2021 (w)	$150,000	$155,814
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2021	100,000	106,382
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022 (w)	165,000	176,601
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	109,609
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023 (w)	195,000	214,615
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	135,182
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024 (w)	400,000	452,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	$135,000	$155,986
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025 (w)	175,000	202,344
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	147,480
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026 (w)	195,000	230,010
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	158,737
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027 (w)	200,000	239,226
Colorado Educational & Cultural Facilities Authority (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,201,762
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,855,000	1,881,508
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	760,000	777,001
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	515,000	565,223
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	312,517
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	575,885
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	130,000	135,427
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,825,050
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,474,760
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,628,072
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,237,616
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,928,360
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,805,000	4,999,506
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,737,615
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,374,240
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,749,372
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,137,760
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	604,695
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,605,058
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,559,992
		$33,795,557
Connecticut - 2.0%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,207,746
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,052,672
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,048,178
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2021	100,000	105,088
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2022	380,000	413,983
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2023	415,000	466,547
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2024	375,000	433,785
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2025	390,000	463,020
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2026	575,000	697,176
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2027	430,000	530,564
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2028	235,000	294,305
Connecticut Health & Educational Facilities Authority Rev., “F”, 4%, 7/01/2021	565,000	579,662
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,885,321
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,043,856
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,454,410
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,667,080
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,392,115
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,491,584
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,287,063
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	12,952,350
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,124,475
		$50,590,980
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$230,426
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	380,000	397,602
		$628,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.2%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,285,799
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,130,850
		$6,416,649
Florida - 3.1%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2020	$500,000	$516,260
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2021	600,000	642,270
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	600,000	664,506
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	1,005,000	1,031,341
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,087,268
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,156,086
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,404,558
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	374,492
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	617,080
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	728,824
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,453,928
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,359,878
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	648,180
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	583,795
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,850,505
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,620,291
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,485,550
Florida Housing Finance Corp, Multi-Family Housing Rev. (Azure Estates), “J”, 1.45%, 3/01/2023 (Put Date 3/01/2022)	11,000,000	11,070,180
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,365,697
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	6,140,998
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	308,895
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	213,464
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	469,652
Miami-Dade County FL, Housing Finance Authority Multi-Family Rev. (Liberty Square Phase Two LLC Project), 1.42%, 11/01/2040 (Put Date 5/01/2022)	5,250,000	5,282,550
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	18,736,720
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	410,199
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,683,015
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,763,856
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,930,886
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,982,529
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2020	725,000	740,537
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	549,975
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	619,764
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,287,024
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,076,290
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,062,530
		$80,919,573
Georgia - 4.3%
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	$1,000,000	$1,228,350
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,182,883
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	3,008,160
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,557,075
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,974,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	$1,665,000	$2,162,152
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	2,223,211
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,640,775
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,956,952
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	4,011,840
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,277,150
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2022 (w)	1,200,000	1,309,224
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2023 (w)	1,000,000	1,130,870
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2024 (w)	1,000,000	1,170,380
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2025 (w)	300,000	362,793
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2027 (w)	1,050,000	1,336,976
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2028 (w)	1,100,000	1,432,728
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,067,840
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,218,927
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 1.89% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,500,625
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2020	500,000	505,295
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2021	700,000	733,607
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,344,526
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	9,704,433
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 1.943% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	10,037,600
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	4,068,867
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	19,520,904
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,863,925
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,968,085
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,651,360
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,781,845
		$111,933,857
Guam - 0.4%
Guam Education Financing Foundation (Guam Public School Facilities Project), “A”, COP, 5%, 10/01/2020	$1,500,000	$1,530,135
Guam Education Financing Foundation (Guam Public School Facilities Project), “A”, COP, 5%, 10/01/2021	2,425,000	2,545,935
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,385,081
Guam International Airport Authority, “A”, 5%, 10/01/2022	580,000	633,470
Guam International Airport Authority, “A”, 5%, 10/01/2023	825,000	930,361
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	556,960
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,593,585
		$11,175,527
Hawaii - 0.3%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,588,106
State of Hawaii, “FH”, 5%, 10/01/2025	5,000,000	6,138,450
		$8,726,556
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,424,360
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,596,986
		$5,021,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - 11.0%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,701,555
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,755,630
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,065,780
Chicago, IL, “A”, 5%, 1/01/2025	4,550,000	5,215,483
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	6,047,700
Chicago, IL, “A”, 5.25%, 1/01/2028	3,160,000	3,567,071
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,685,410
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,433,320
Chicago, IL, “A”, AGM, 5%, 1/01/2027	145,000	145,264
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 2/20/2020)	3,255,000	3,260,924
Chicago, IL, “C”, 5%, 1/01/2024	1,210,000	1,287,718
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,273,582
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	5,983,015
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	747,037
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	628,702
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	3,608,493
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	342,590
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	7,609,620
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,665,318
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	6,314,221
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,958,650
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,811,805
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,380,300
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,814,052
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,614,370
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	12,292,000
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	5,820,690
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	6,557,888
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 12/15/2026	1,275,000	1,106,330
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,421,600
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	910,708
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,906,350
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,527,752
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,580,692
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	3,024,100
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,830,990
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,441,320
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	5,062,221
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,697,430
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,297,882
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,376,075
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	719,320
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	636,876
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	11,018,700
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	627,226
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,149,087
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,272,128
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.2%, 5/01/2027 (Put Date 5/01/2020)	2,475,000	2,480,569
Illinois Educational Facilities Authority Rev. (University of Chicago), “B”, 1.875%, 7/01/2025 (Put Date 2/13/2020)	6,750,000	6,751,552
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,706,463
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,711,980
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,133
Illinois Finance Authority Rev. (DePaul University), Unrefunded Balance, 5%, 10/01/2020	3,330,000	3,415,581
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	439,176
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	395,665
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	959,137
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	90,000	98,691
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	645,000	683,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.509% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	$700,000	$701,120
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,369,053
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,051,220
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	884,700
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	906,705
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	311,508
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	247,291
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	322,393
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	320,293
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	299,968
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,557,239
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	887,850
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,572,688
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,539,400
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	444,504
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	1,270,000	1,285,215
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,809,175
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,702,440
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,211,215
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,827,427
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	5,800,000	7,003,906
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	500,000	624,775
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	3,056,226
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,097,002
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,197,991
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	4,163,788
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	785,000	803,895
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	524,120
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	541,223
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,701,186
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	2,385,000	2,115,209
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	3,110,000	3,826,420
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	88,561
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	187,197
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	193,975
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	801,451
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,155,650
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,487,094
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,497,864
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,466,133
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	507,950
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	531,315
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	540,100
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,192,630
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,679,530
State of Illinois, 5%, 6/01/2020	2,250,000	2,276,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, 5%, 1/01/2022	$500,000	$501,255
State of Illinois, 5%, 1/01/2024	3,000,000	3,007,500
State of Illinois, 5%, 2/01/2025	525,000	602,774
State of Illinois, 5%, 2/01/2026	2,705,000	3,178,943
State of Illinois, 5%, 2/01/2027	5,000,000	5,981,800
State of Illinois, AGM, 5%, 2/01/2027	910,000	1,031,103
State of Illinois, AGM, 4%, 2/01/2030	380,000	428,917
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,322,193
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	3,029,060
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,679,308
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,839,521
State of Illinois, “B”, 5%, 12/01/2020	900,000	927,225
State of Illinois, “A”, 5%, 12/01/2024	220,000	251,656
State of Illinois, “A”, 5%, 10/01/2028	3,325,000	4,078,279
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	265,356
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	444,197
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,085,144
		$285,009,829
Indiana - 2.4%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,177,430
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,183,730
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,066,980
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	595,000	611,148
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	925,318
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	984,358
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,455,130
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,251,374
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,788,884
Indiana Finance Authority Hospital Rev. (Indiana University Health Obligated Group), “B”, 1.65%, 12/01/2042 (Put Date 7/01/2022)	3,000,000	3,030,630
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,077,500
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,210,550
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,535,000	1,535,906
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,420,980
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,320,000
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,702,207
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,950,900
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,697,453
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,778,415
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,799,310
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,468,299
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,855,163
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,237,130
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,253,480
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,795,271
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,000,000	1,100,590
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/01/2024)	7,500,000	8,713,650
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,956,898
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,323,880
		$62,672,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.2%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	$1,050,000	$1,080,618
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,507,096
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,157,400
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,687,300
		$5,432,414
Kansas - 0.9%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2020 (n)	$1,100,000	$1,113,640
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	1,200,000	1,260,396
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,303,668
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,498,848
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	542,515
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	527,643
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	378,739
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	406,273
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2025	1,130,000	1,333,558
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	2,136,390
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	2,295,106
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,447,766
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,606,415
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,713,286
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,822,132
		$23,386,375
Kentucky - 2.9%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$2,267,800
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,489,299
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,724,000
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 100), “A”, 5%, 8/01/2020	5,000,000	5,096,850
Kentucky Bond Development Corp. Industrial Building Rev. (Transylvania University Project), “D”, 3%, 3/01/2021	375,000	382,999
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	2,032,870
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,372,840
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,165,435
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	1,770,000	1,817,896
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	323,973
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	389,165
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	799,785
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,581,687
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,393,940
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,649,590
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,418,939
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	874,076
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,282,927
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,195,809
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	10,000,000	11,164,800
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	10,000,000	11,228,200
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027 (Put Date 5/03/2021)	8,000,000	8,138,240
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,151,540
		$75,942,660
Louisiana - 1.1%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,538,256
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,272,401
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	2,705,000	2,740,273
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,227,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	$1,690,000	$1,711,429
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,409,156
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,600,925
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,657,881
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	404,334
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	874,812
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,123,898
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029	1,890,000	2,241,616
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	390,000	491,369
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,579,667
		$27,873,913
Maine - 0.3%
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	$1,000,000	$1,189,010
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,222,710
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	202,446
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,066,800
		$7,680,966
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$984,444
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	2,000,000	2,426,500
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,207,760
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 3%, 7/01/2020	385,000	387,021
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 3%, 7/01/2024	880,000	895,752
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	538,955
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	198,178
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	310,202
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	252,135
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	1,695,000	1,785,632
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,723,306
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,516,914
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,835,536
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	758,732
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,312,640
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	630,158
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,107,970
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,801,510
		$31,673,345
Massachusetts - 2.7%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$6,564,635
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	580,474
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	746,478
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	657,259
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,578,700
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	3,077,779
Massachusetts Development Finance Agency Rev. (Mass General Brigham Issue), “A”, 5%, 7/01/2050 (Put Date 1/31/2030)	4,015,000	5,384,396
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,459,430
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,564,557
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	25,000	25,101
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	158,565
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,794,675
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,138,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	$2,000,000	$2,486,680
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,167,040
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2025	1,150,000	1,363,336
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2026	1,500,000	1,819,740
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2027	1,000,000	1,235,440
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2028	780,000	979,618
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2029	850,000	1,074,392
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 5/01/2027 (Put Date 5/01/2020)	1,195,000	1,197,545
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,692,775
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	4,042,986
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2020	4,400,000	4,470,400
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	3,620,000	3,808,168
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	2,370,000	2,483,002
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,282,902
		$68,834,660
Michigan - 2.2%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,403,925
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,153,660
Detroit, MI, Downtown Development Authority Tax Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2029	1,000,000	1,140,400
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	578,583
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	739,571
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,196,160
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,525,065
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,056,660
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-1”, 5%, 7/01/2021	400,000	422,840
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Second Lien Local Project), “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,525,065
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,699,850
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,837,300
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	1,015,920
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,017,790
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,480,040
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,748,890
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,782,580
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,614,955
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,887,405
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	297,025
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	428,575
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,159,612
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,496,278
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,328,088
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	460,116
		$56,996,353
Minnesota - 0.7%
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2020	$335,000	$335,258
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2021	390,000	393,791
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	610,000	619,467
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	641,699
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	668,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	$675,000	$693,988
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	796,802
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	835,479
Duluth, MN, Independent School District No. 709, “A”, COP, STAPRP, 5%, 2/01/2025	135,000	159,373
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	521,065
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	157,240
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	590,270
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	299,543
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	246,928
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,071,960
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	3,215,000	3,542,191
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,307,700
		$17,881,012
Mississippi - 2.0%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	$625,000	$633,763
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,369,608
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,223,240
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,984,410
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,659,841
Mississippi Business Finance Corp., Rev. (System Energy Resources, Inc. Project), 2.5%, 4/01/2022	10,000,000	10,060,500
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,161,182
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	667,953
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,205,437
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	605,756
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	732,585
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,745,778
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,112,650
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	884,025
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,813,476
Mississippi Home Corp., Multi-Family Housing Rev. (Gateway Affordable Communities Project), 2.4%, 2/01/2022 (Put Date 8/01/2021)	5,000,000	5,107,900
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,603,330
State of Mississippi, “B”, 5%, 12/01/2025	415,000	510,541
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Company Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,182,000
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	460,900
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	695,349
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	623,081
		$52,043,305
Missouri - 1.0%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	$4,000,000	$5,134,280
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,548,500
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,583,625
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	535,000
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	584,679
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	587,549
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	249,632
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,146,700
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	10,036,501
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,829,146
		$26,235,612

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2020	$1,710,000	$1,748,509
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2021	2,000,000	2,120,840
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 1/01/2024)	8,500,000	9,610,525
		$13,479,874
Nevada - 0.5%
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	$420,000	$427,337
State of Nevada, Director of Department of Business & Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.47%, 12/01/2026 (Put Date 6/01/2020)	900,000	900,603
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,396,063
		$11,724,003
New Hampshire - 0.7%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Emerald Renewable Diesel LLC Project), 2%, 6/01/2049 (Put Date 8/31/2020) (n)	$9,470,000	$9,505,039
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	5,259,700
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	3,935,000	4,441,159
		$19,205,898
New Jersey - 5.8%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$394,073
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	246,726
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,415,524
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,095,520
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,431,612
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,090,791
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	961,592
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	746,352
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,023,520
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,596,187
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,153,300
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,189,040
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,218,410
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	507,460
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	309,903
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	446,654
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	97,612
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	591,724
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	693,350
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,894,519
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,399,780
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,822,545
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,616,590
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,358,730
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,301,881
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	810,000	824,426
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,448,425
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	8,455,813
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,815,018
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,495,053
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,685,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	$2,000,000	$2,442,040
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	3,490,000	3,575,261
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	10,000,000	10,236,200
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Pilgrim Baptist Village I & II), “E”, 1.5%, 9/01/2022 (Put Date 9/01/2021)	5,000,000	5,026,550
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, HUD Section 8, 1.35%, 12/01/2022	5,300,000	5,330,475
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,951,005
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	8,495,000	8,713,321
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,443,575
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,619,040
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,070,350
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes), “BB-2”, FLR, 2.14% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	10,000,000	10,110,700
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NATL, 5.75%, 6/15/2023	1,010,000	1,157,632
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	178,021
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2020	1,910,000	1,983,038
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,393,100
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,610,000	5,457,679
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,396,219
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	3,780,000	3,213,718
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,676,851
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,213,229
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,109,658
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,279,655
		$148,904,902
New Mexico - 0.0%
Clayton, NM, Jail Project Improvement Rev., NATL, 5%, 11/01/2029	$1,000,000	$1,167,990
New York - 6.3%
Guilderland, NY, Central School District Rev., “A”, 2.25%, 7/10/2020	$1,825,000	$1,832,501
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,199,873
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A”, 4%, 2/03/2020	15,000,000	15,000,000
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-2S”, 4%, 2/01/2022	20,000,000	21,112,000
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	21,942,200
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,016,000
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	209,258
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	269,877
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,480,661
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,895,048
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,027,100
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “D”, 3.5%, 10/01/2029	3,370,000	3,937,205
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	12,120,465
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,435,129
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,163
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	2,912,609
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2026	15,000,000	17,956,200
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,265,675
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,381,812
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,864,704
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,630,214
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,141,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	$175,000	$199,266
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	2,222,356
Poughkeepsie, NY, Anticipation Notes, “A”, 3%, 5/02/2020	510,000	511,387
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2020	1,655,000	1,672,675
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2021	2,040,000	2,125,884
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,147,104
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,235,126
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	522,781
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	269,895
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,487,010
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,952,549
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,176,780
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,403,120
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,838,115
		$162,399,352
North Carolina - 1.3%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,239,892
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	3,102,619
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,623,041
North Carolina Capital Facilities Finance Agency Educational Facilities Rev. (Wake Forest University Project), 5%, 1/01/2032	5,875,000	7,232,536
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	722,928
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	364,969
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	809,949
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,816,395
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,956,400
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	513,590
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	772,007
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,228,220
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	2,520,000	3,087,706
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,218,919
		$32,689,171
North Dakota - 0.4%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,472,701
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,300,268
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,639,686
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,488,909
		$9,901,564
Ohio - 2.8%
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	$2,000,000	$2,287,120
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,316,799
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,627,090
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029	1,250,000	1,348,225
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,487,763
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	386,389
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	396,692
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	417,300
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	362,930
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	373,256
Columbus, OH, 5%, 7/01/2022	2,350,000	2,582,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	$2,000,000	$2,363,320
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,587,826
Franklin County, OH, Rev. (Trinity Health Credit Group), “OH”, 1.25%, 12/01/2046 (Put Date 5/01/2020)	6,000,000	6,000,000
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,110,648
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	125,105
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,491,040
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	694,488
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	5,090,100
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,065,390
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	853,229
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 11/01/2022)	11,000,000	11,575,190
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,028,540
State of Ohio, Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,923,900
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,655,121
		$72,150,040
Oklahoma - 0.2%
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$929,904
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	587,090
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,518,300
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	734,664
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	651,690
		$4,421,648
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$360,234
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	551,240
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	478,810
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	645,000	661,273
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,848,703
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,426,788
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,745,640
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,197,610
		$9,270,298
Pennsylvania - 8.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,379,997
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 2% (LIBOR - 3mo. + 0.72%), 2/01/2021	340,000	340,153
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	5,016,290
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,397,919
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	626,180
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,702,520
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,263,274
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,566,839
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,674,285
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,808,035
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,500,000	1,791,495
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	315,000	391,290
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	250,000	307,238
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,125,000	1,376,077
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	682,871
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,134,820
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,332,432
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,906,498
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	804,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	$3,635,000	$4,182,940
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	9,944,465
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,291,285
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	296,973
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,989,630
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,568,795
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,740,400
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	601,836
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,085,690
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	794,306
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,409,352
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	504,020
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,171,398
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	210,000	214,969
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,202,460
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,334,946
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,095,982
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	668,188
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2021	870,000	907,593
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	702,916
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	264,670
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	563,188
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	237,600
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	316,454
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,194,091
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,651,264
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,350,890
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	544,786
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	794,856
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,292,990
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	318,789
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	351,309
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	810,082
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	310,720
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	843,081
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,135,521
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	598,978
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	637,532
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	670,360
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	693,389
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	475,342
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	489,719
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	504,350
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	525,559
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022	805,000	858,830
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	492,417
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2021	1,200,000	1,266,780
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,257,251
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,283,184
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	993,686
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,396,043
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,203,490
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	476,582
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	454,516
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	478,171
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	449,902
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,136,832
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,223,980
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,155,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	$1,000,000	$1,191,360
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,884,760
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,316,409
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,125,000	1,181,407
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,225,000	1,309,072
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,302,300
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,750,788
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	355,000	458,241
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,066,160
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,716,265
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Co. Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	884,321
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,462,138
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.2%, 4/01/2034 (Put Date 4/15/2020)	1,555,000	1,555,280
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 1.2%, 4/01/2049 (Put Date 4/15/2020)	760,000	760,137
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	2,004,340
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,083,630
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	533,948
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	872,520
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.35%, 10/01/2021	2,755,000	2,791,449
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,156,420
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,265,061
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,154,866
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,200,000	5,740,384
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	546,814
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,802,937
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 2%, 10/15/2020	525,000	528,176
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 2%, 10/15/2021	190,000	192,708
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	273,814
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	307,740
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	337,266
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	291,753
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	567,086
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,675,048
Philadelphia, PA, School District, 5%, 9/01/2022 (w)	5,790,000	6,265,012
Philadelphia, PA, School District, 5%, 9/01/2023 (w)	2,500,000	2,794,475
Philadelphia, PA, School District, “A”, 5%, 9/01/2020	750,000	766,755
Philadelphia, PA, School District, “A”, 5%, 9/01/2021	475,000	502,921
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,188,999
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,200,950
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	778,421
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,300,086
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	6,129,300
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,658,297
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2031	1,750,000	2,388,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Scranton, PA, School District Rev., FLR, 2.061% (68% of LIBOR - 1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	$5,440,000	$5,443,754
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	614,170
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,421,000
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,167,150
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,210,160
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2020	855,000	865,850
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	930,000	982,517
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,802,832
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022	415,000	443,457
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	880,742
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	833,804
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	857,242
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,309,591
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,372,808
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,304,919
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2021	275,000	283,610
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2022	1,075,000	1,136,812
		$226,781,747
Puerto Rico - 4.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$1,164,805
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,844,896
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,315,503
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	3,934,902
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	540,925
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	798,068
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,931,974
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	2,660,000	2,753,153
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	610,000	600,460
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,128,923
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 2.784%, 7/01/2020	4,000,000	3,995,560
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,905,000	2,167,395
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,330,066
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,062,620
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,040
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,375,770
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,930,707
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	40,455
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,309,779
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,156,243
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	464,580
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	112,507
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	117,875
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	305,280
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	377,470
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,887,048
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	347,653
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	877,363
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	542,079
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,645
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	266,466
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,102,434
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,344,676
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	212,170
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	503,608
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	109,768
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	5,000	4,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	$380,000	$390,351
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	160,000	159,826
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	304,735
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	89,890
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	399,344
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,289,246
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,344,920
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	678,277
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,636,371
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,535,000	6,190,233
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	138,560
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	402,211
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,384,271
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	227,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	604,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	12,169,989
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	251,125
		$102,980,058
Rhode Island - 0.7%
Providence, RI, “A”, 5%, 1/15/2021	$1,000,000	$1,033,460
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	6,055,750
Rhode Island Health & Educational Building Corp. Rev. (Providence Public Building Authority), “A”, 5%, 5/15/2021	2,240,000	2,348,394
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,062,000
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	939,382
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	606,381
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,159,085
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	991,256
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,257,160
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,100,000	1,163,294
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,540,000	1,642,179
		$19,258,341
South Carolina - 0.6%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,444,828
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,863,014
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,492,738
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,170,080
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,800,075
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	2,065,089
		$14,835,824
Tennessee - 1.0%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	$720,000	$749,520
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	939,088
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	851,310
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,572,021
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	322,041
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	603,475
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	583,561
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,743,828
Memphis, TN, Health, Educational and Housing Board, Multi-Family Housing Rev. (Burkle & Main Apartments Project), 1.4%, 11/01/2022 (Put Date 5/01/2022)	1,500,000	1,510,305
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	7,896,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	$8,500,000	$9,628,715
		$26,400,314
Texas - 6.8%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2021	$400,000	$424,368
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2022	350,000	384,706
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	325,000	369,314
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	381,072
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	482,156
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	494,084
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	659,815
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	3,250,796
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,341,072
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	1,055,000	1,137,364
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,189,851
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,173,235
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,157,109
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,129,316
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	986,761
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	883,212
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	624,715
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	500,000	516,540
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	6,875,881
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,106,912
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,193,500
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,186,130
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,289,508
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	993,591
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	704,676
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,826,109
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2027	1,150,000	1,452,818
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2028	1,190,000	1,531,708
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,765,000	1,822,963
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	658,476
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	583,385
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,663,013
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	2,943,704
Gaines County, TX, Seminole Hospital District, “A”, 3.75%, 2/15/2023	2,020,000	2,114,960
Gaines County, TX, Seminole Hospital District, “A”, 3.9%, 2/15/2024	2,125,000	2,230,676
Gaines County, TX, Seminole Hospital District, “A”, 4.05%, 2/15/2025	2,215,000	2,331,730
Gaines County, TX, Seminole Hospital District, “A”, 4.25%, 2/15/2026	1,155,000	1,218,594
Gaines County, TX, Seminole Hospital District, “A”, 4.5%, 2/15/2027	2,405,000	2,544,634
Gaines County, TX, Seminole Hospital District, “A”, 4.65%, 2/15/2028	2,615,000	2,770,043
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	7,655,040
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	11,717,010
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	591,186
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,063,620
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,016,830
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	480,871
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,100,789
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	716,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	$4,000,000	$4,664,400
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,199,930
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,688,890
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	880,827
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	548,955
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	623,222
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	670,393
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,346,114
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	290,810
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	597,375
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	420,427
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	154,703
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	182,342
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	282,008
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	348,409
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	232,316
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,600,387
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,192,120
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.45%, 1/01/2026 (Put Date 5/01/2020)	3,600,000	3,600,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “B-1”, 3.25%, 11/15/2022	20,000	20,004
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	411,480
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,246,678
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	784,812
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	919,324
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,239,710
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,855,448
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,214,397
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	2,072,244
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,338,416
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	719,228
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2020	550,000	558,707
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2021	1,000,000	1,053,620
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2022	1,405,000	1,531,352
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,237,412
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	996,413
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,905,088
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,524,125
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	3,417,012
State of Texas, Tax and Revenue Anticipation Notes, 4%, 8/27/2020	25,000,000	25,431,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,274,411
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	799,373
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,446,142
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,548,914
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,865,615
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	113,126
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	403,640
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,808,759
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,338,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Waco, TX, 5%, 2/01/2027	$3,220,000	$4,058,198
		$174,627,168
U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,646,025
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,682,730
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,890,078
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,705,692
		$10,924,525
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,378,627
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,468,932
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	6,351,300
		$10,198,859
Vermont - 0.8%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,575,000	$1,659,278
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	586,614
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,159,834
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	889,971
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,771,717
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	928,039
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,226,600
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,995,056
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	2,076,027
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2022	1,420,000	1,540,870
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,117,360
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	976,098
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	1,031,118
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,531,025
		$19,489,607
Virginia - 1.2%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/01/2022)	$475,000	$486,918
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,200,208
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	420,291
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 5/01/2020)	545,000	565,225
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,431,650
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	475,000	486,904
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	6,355,000	6,358,813
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,567,640
Virginia Public Building Authority, Public Facilities Rev., Matching Fund Loan Note, “B”, 5%, 8/01/2024	10,000,000	11,816,900
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,180,475
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,063,050
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	824,100
		$31,402,174
Washington - 2.4%
Energy Northwest, WA, Columbia Generating Station Electric Rev., “A”, 5%, 7/01/2023	$4,295,000	$4,885,520
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,266,327
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,592,333
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,187,880
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,695,435
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,146,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$4,015,000	$4,350,614
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,608,965
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,190,193
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,894,512
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	2,078,772
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,651,390
Seattle, WA, Port Rev., 5%, 4/01/2030	14,685,000	18,738,060
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,444,405
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “B-3”, 5%, 8/01/2049 (Put Date 8/01/2026)	3,500,000	4,187,120
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,064,410
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,193,506
		$62,175,981
West Virginia - 1.1%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$10,257,900
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2022	1,275,000	1,373,851
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,196,160
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	11,500,000	11,900,085
		$27,727,996
Wisconsin - 1.1%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,258,450
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,354,660
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2020	780,000	800,467
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	1,076,195
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	518,650
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,669,667
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	826,080
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,910,000	1,994,384
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	3,214,542
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), 2%, 7/01/2029 (Put Date 6/01/2021)	3,470,000	3,502,236
		$28,215,331
Total Municipal Bonds		$2,549,859,320
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (z)	$7,427,000	$5,668,864
Investment Companies (h) - 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.62% (v)	51,151,821	$51,156,936

Other Assets, Less Liabilities - (0.8)%		(19,522,542)
Net Assets - 100.0%		$2,587,162,578
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $51,156,936 and $2,555,528,184, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,046,016, representing 0.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026	5/23/19-5/29/19	$5,374,650	$5,668,864
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,549,859,320	$—	$2,549,859,320
U.S. Corporate Bonds	—	5,668,864	—	5,668,864
Mutual Funds	51,156,936	—	—	51,156,936
Total	$51,156,936	$2,555,528,184	$—	$2,606,685,120
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,871,874	$631,148,134	$588,863,809	$(4,622)	$5,359	$51,156,936
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,127,956	$—